Consolidated Balance Sheets - Q1 - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 4,091	$ 1,808		$ 9
Prepaid expenses and other current assets	337	1,126		303
Total current assets	4,428	2,934		312
Property and equipment, net	7	8		4
Operating lease right-of-use assets	152	14		67
Total assets	4,587	2,956		383
Current liabilities:
Accounts payable	637	1,410		1,294
Accrued expenses	999	1,270		36
Warrant liability	1	3		0
Operating lease liabilities, current	43	14		57
Total current liabilities	1,680	2,697		1,994
Operating lease liabilities, non-current	109	0		14
Total liabilities	1,789	2,697		2,008
Commitments and contingencies (Note 13)
Stockholders' equity (deficit):
Common stock, $0.0001 par value; 250,000,000 shares authorized; 645,738 and 142,820 shares issued and outstanding as of December 31, 2023 and 2022, respectively	0	0		0
Additional paid-in-capital	36,218	31,792		16,871
Accumulated deficit	(33,420)	(31,533)		(18,496)
Total stockholders' equity (deficit)	2,798	259	$ (3,230)	(1,625)	$ (4,848)
Total liabilities and stockholders' equity (deficit)	$ 4,587	$ 2,956		$ 383